Annual Fund Operating Expenses	Feb. 24, 2026
YieldMax BABA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.01%	[1],[2]
Expenses (as a percentage of Assets)	1.00%	[1]
YieldMax(R) CVNA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.10%	[3]
Expenses (as a percentage of Assets)	1.09%	[3]
YieldMax(R) DKNG Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.04%	[4],[5]
Expenses (as a percentage of Assets)	1.03%	[4]
YieldMax(R) HOOD Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[6]
Distribution and Service (12b-1) Fees	0.00%	[6]
Other Expenses (as a percentage of Assets):	0.00%	[6],[7]
Expenses (as a percentage of Assets)	0.99%	[6]
YieldMax(R) JD Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.00%	[8],[9]
Expenses (as a percentage of Assets)	0.99%	[8]
YieldMax(R) MARA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[10]
Distribution and Service (12b-1) Fees	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.01%	[10]
Expenses (as a percentage of Assets)	1.00%	[10]
YieldMax(R) PDD Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.00%	[11],[12]
Expenses (as a percentage of Assets)	0.99%	[11]
YieldMax(R) PLTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.08%	[13]
Expenses (as a percentage of Assets)	1.07%	[13]
YieldMax(R) RBLX Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[14]
Distribution and Service (12b-1) Fees	0.00%	[14]
Other Expenses (as a percentage of Assets):	0.00%	[14],[15]
Expenses (as a percentage of Assets)	0.99%	[14]
YieldMax(R) SHOP Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[16]
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.00%	[16],[17]
Expenses (as a percentage of Assets)	0.99%	[16]
YieldMax(R) SMCI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[18]
Distribution and Service (12b-1) Fees	0.00%	[18]
Other Expenses (as a percentage of Assets):	0.02%	[18]
Expenses (as a percentage of Assets)	1.01%	[18]
YieldMax(R) TSM Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.01%	[19]
Acquired Fund Fees and Expenses	0.01%	[19],[20]
Expenses (as a percentage of Assets)	1.01%	[19]
YieldMax(R) Short TSLA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[21]
Distribution and Service (12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.05%	[21]
Acquired Fund Fees and Expenses	0.01%	[21],[22]
Expenses (as a percentage of Assets)	1.05%	[21],[22]
YieldMax(R) Short Innovation Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[23]
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.00%	[23],[24]
Expenses (as a percentage of Assets)	0.99%	[23]
YieldMax(R) Short NVDA Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.05%	[25]
Acquired Fund Fees and Expenses	0.01%	[25],[26]
Expenses (as a percentage of Assets)	1.05%	[25],[26]
YieldMax(R) Short COIN Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[27]
Distribution and Service (12b-1) Fees	0.00%	[27]
Other Expenses (as a percentage of Assets):	0.05%	[27]
Acquired Fund Fees and Expenses	0.01%	[27],[28]
Expenses (as a percentage of Assets)	1.05%	[27],[28]
YieldMax(R) Short AAPL Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[29]
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.00%	[29],[30]
Expenses (as a percentage of Assets)	0.99%	[29]
YieldMax(R) Innovation Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[31]
Distribution and Service (12b-1) Fees	0.00%	[31]
Other Expenses (as a percentage of Assets):	0.01%	[31]
Expenses (as a percentage of Assets)	1.00%	[31]
YieldMax(R) KWEB Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[32]
Distribution and Service (12b-1) Fees	0.00%	[32]
Other Expenses (as a percentage of Assets):	0.00%	[32],[33]
Expenses (as a percentage of Assets)	0.99%	[32]
YieldMax(R) Gold Miners Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[34]
Distribution and Service (12b-1) Fees	0.00%	[34]
Other Expenses (as a percentage of Assets):	0.01%	[34]
Expenses (as a percentage of Assets)	1.00%	[34]
YieldMax(R) XBI Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[35]
Distribution and Service (12b-1) Fees	0.00%	[35]
Other Expenses (as a percentage of Assets):	0.00%	[35],[36]
Expenses (as a percentage of Assets)	0.99%	[35]
YieldMax TLT Option Income Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[37]
Distribution and Service (12b-1) Fees	0.00%	[37]
Other Expenses (as a percentage of Assets):	0.00%	[37],[38]
Expenses (as a percentage of Assets)	0.99%	[37]
YieldMax(R) Universe Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[39]
Distribution and Service (12b-1) Fees	0.00%	[39]
Other Expenses (as a percentage of Assets):	0.00%	[39]
Acquired Fund Fees and Expenses	1.04%	[39],[40]
Expenses (as a percentage of Assets)	1.33%	[39],[40]
YieldMax(R) Magnificent 7 Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[41]
Distribution and Service (12b-1) Fees	0.00%	[41]
Other Expenses (as a percentage of Assets):	0.00%	[41]
Acquired Fund Fees and Expenses	1.05%	[41],[42]
Expenses (as a percentage of Assets)	1.34%	[41],[42]

[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[3]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[4]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[5]	Based on estimated amounts for the current fiscal year.
[6]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[7]	Based on estimated amounts for the current fiscal year.
[8]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[9]	Based on estimated amounts for the current fiscal year.
[10]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[11]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[12]	Based on estimated amounts for the current fiscal year.
[13]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[14]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[15]	Based on estimated amounts for the current fiscal year.
[16]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[17]	Based on estimated amounts for the current fiscal year.
[18]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[19]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[20]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[21]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[22]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[23]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[24]	Based on estimated amounts for the current fiscal year.
[25]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[26]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[27]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[28]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[29]	The Fund’s adviser will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[30]	Based on estimated amounts for the current fiscal year.
[31]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[32]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[33]	Based on estimated amounts for the current fiscal year.
[34]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[35]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[36]	Based on estimated amounts for the current fiscal year.
[37]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay all expenses incurred by the Fund (except for advisory fees) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[38]	Based on estimated amounts for the current fiscal year.
[39]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[40]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, namely the Underlying YieldMax® ETFs (as defined herein). Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[41]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”) will pay all of the Fund’s expenses, except for the following: advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[42]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, namely the Underlying YieldMax® ETFs (as defined herein). Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.